Allowance for Loan Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CreditScore	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables [Line Items]
Maximum original FICO score at for-profit schools to become eligible for non-traditional loans	670
Maximum original FICO score at not-for-profit schools to become eligible for non-traditional loans	640
Delinquency period (in days)	212 days
Allowance for estimated recovery shortfalls	$ 336	$ 198	$ 148
TDR loans, unpaid principal balance	8,986	7,377
Percentage of loans granted forbearance that migrated to TDR classification	45.00%	43.00%
Payment default period for TDRs	60 days past due
Criteria for loans to be considered as nonperforming	Greater than 90 days past due
Interest Rate Reduction [Member]
Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables [Line Items]
TDR loans, unpaid principal balance	$ 1,500	$ 1,000
Private Education Loans [Member]
Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables [Line Items]
Number of classes of loans	2